Long-term Debt - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($) DerivativeInstrument	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 11, 2021 USD ($)	Aug. 07, 2019 USD ($)	Jul. 04, 2014 USD ($)
Debt Instrument [Line Items]
Restricted cash	$ 1,308,971	$ 1,589,768	$ 3,002,490
Term loan financial covenants, cash requirement	12,015,820
Amortization of debt issuance costs	$ 698,364	$ 885,191	$ 858,582
Debt,weighted average interest rate	3.58%	4.91%	5.34%
Interest expense, debt, total	$ 12,116,941	$ 19,999,902	$ 22,150,386
Interest costs capitalized	168,344	$ 97,620	$ 0
Debt Instrument, Face Amount					$ 45,000,000
Long-term Debt, Gross					$ 14,260,000	$ 13,627,078
Debt Instrument drawn Down Amount	$ 18,850,000
Subsequent Event [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 25,000,000
Maximum [Member]
Debt Instrument [Line Items]
Value to term loan ratio	135.00%
Percentage of total debt to total market value adjusted assets	80.00%
Percentage of dividends paid to free cash flow	50.00%
Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	3.00%
Minimum [Member]
Debt Instrument [Line Items]
Value to term loan ratio	120.00%
EBITDA to interest expense ratio | DerivativeInstrument	2.5
Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	2.15%